UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03455

North Carolina Capital Management Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Government Portfolio Government Portfolio : NCCTX

This annual shareholder report contains information about Government Portfolio for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-222-3232.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Portfolio	$ 14	0.14%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$20,859,629,655
Number of Holdings	573
Total Advisory Fee	$45,135,495
What did the Fund invest in?
(as of June 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	52.5
8-30	9.8
31-60	7.6
61-90	8.5
91-180	16.8
>180	5.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.3
U.S. Government Agency - Debt - 32.2
Repurchase Agreements - 27.1
Net Other Assets (Liabilities) - (0.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913351.102    47-TSRA-0826

Item 2.

Code of Ethics

As of the end of the period, June 30, 2026, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that John H. Grigg is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Grigg is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to the Government Portfolio (the “Fund”):

Services Billed by PwC

June 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$35,200	$2,500	$1,800	$9,300

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$35,900	$2,600	$1,800	$11,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	June 30, 2026A	June 30, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2026A	June 30, 2025A
PwC	$14,574,700	$14,653,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Government Portfolio

Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.nccmt.fidelity.com.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Government Portfolio
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 27.1%
	Maturity Amount ($)	Value ($)
Citigroup Global Capital Markets Inc 3.67%, dated 7/1/2026 due 9/1/2026 (b)(c)	42,265,464	42,000,000
Investments in repurchase agreements in a joint trading account at 3.65%, dated 6/30/2026 due 7/1/2026 (Collateralized by U.S. Treasury Obligations)#	201,758,446	201,738,000
Repurchase Agreements*	5,419,900,487	5,416,714,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,660,452,000)		5,660,452,000

U.S. Government Agency - Debt - 32.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.135%, 3.755% 8/21/2026 (e)(f)	3.75 to 3.76	7,000,000	7,000,163
Fannie Mae U.S. SOFR Index + 0.14%, 3.76% 10/23/2026 (e)(f)	3.76	31,000,000	31,000,000
Fannie Mae U.S. SOFR Index + 0.14%, 3.76% 9/11/2026 (e)(f)	3.76	55,000,000	55,000,000
Federal Farm Credit Banks Funding Corp 0% 9/11/2026	3.74	85,000,000	84,369,300
Federal Farm Credit Banks Funding Corp 4.75% 7/8/2026	3.63	1,000,000	1,000,212
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.625% 8/4/2026 (e)(f)	3.62	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.635% 8/20/2026 (e)(f)	3.63	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.635% 9/29/2026 (e)(f)	3.63	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.64% 10/6/2026 (e)(f)	3.64	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.65% 1/4/2027 (e)(f)	3.65	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.65% 12/8/2026 (e)(f)	3.65	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.65% 12/8/2026 (e)(f)	3.65	3,000,000	2,999,869
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.65% 7/28/2026 (e)(f)	3.65	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/21/2027 (e)(f)	3.66	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/21/2027 (e)(f)	3.66	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/6/2027 (e)(f)	3.66	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 2/9/2027 (e)(f)	3.66	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 3/18/2027 (e)(f)	3.66	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 3/8/2027 (e)(f)	3.66	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 10/20/2026 (e)(f)	3.66	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/1/2027 (e)(f)	3.66	11,000,000	10,999,952
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/12/2027 (e)(f)	3.66	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/16/2027 (e)(f)	3.66	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 3/4/2027 (e)(f)	3.66	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 4/1/2027 (e)(f)	3.66	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 4/26/2027 (e)(f)	3.66	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 5/4/2027 (e)(f)	3.66	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 7/14/2026 (e)(f)	3.66	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 10/2/2026 (e)(f)	3.67	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 10/27/2026 (e)(f)	3.67	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 3/3/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 4/15/2027 (e)(f)	3.67	1,000,000	999,877
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 4/19/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 5/26/2027 (e)(f)	3.67	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 1/29/2027 (e)(f)	3.67	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 10/2/2026 (e)(f)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 4/23/2027 (e)(f)	3.67	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 5/20/2027 (e)(f)	3.67	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 5/6/2027 (e)(f)	3.67	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 6/17/2027 (e)(f)	3.67	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 6/23/2027 (e)(f)	3.67	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 7/12/2027 (e)(f)	3.67	9,000,000	8,999,858
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 7/20/2027 (e)(f)	3.67	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 8/18/2026 (e)(f)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 8/28/2026 (e)(f)	3.67	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 5/24/2027 (e)(f)	3.67	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 6/23/2027 (e)(f)	3.67	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 7/16/2027 (e)(f)	3.67	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 7/30/2026 (e)(f)	3.67	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 8/10/2027 (e)(f)	3.67	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 8/26/2027 (e)(f)	3.67	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 10/5/2026 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 10/8/2027 (e)(f)	3.68	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 4/20/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 7/14/2027 (e)(f)	3.68	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 7/2/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 7/26/2027 (e)(f)	3.68	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/18/2027 (e)(f)	3.68	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/27/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/6/2027 (e)(f)	3.68	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/22/2026 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/23/2027 (e)(f)	3.68	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/27/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/4/2026 (e)(f)	3.68	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/4/2026 (e)(f)	3.68	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 10/25/2027 (e)(f)	3.68	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 11/13/2026 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 3/5/2027 (e)(f)	3.68	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 6/22/2027 (e)(f)	3.68	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 7/12/2027 (e)(f)	3.68	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 7/9/2027 (e)(f)	3.68	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/10/2026 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/18/2026 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/29/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/3/2027 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/9/2027 (e)(f)	3.68	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 1/19/2028 (e)(f)	3.69	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/1/2027 (e)(f)	3.69	4,000,000	3,999,509
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/21/2026 (e)(f)	3.69	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/28/2027 (e)(f)	3.69	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 11/5/2027 (e)(f)	3.69	7,000,000	6,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 12/13/2027 (e)(f)	3.69	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 12/28/2027 (e)(f)	3.69	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 12/7/2026 (e)(f)	3.69	130,000,000	130,022,397
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 8/12/2026 (e)(f)	3.69	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 8/9/2027 (e)(f)	3.69	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 1/24/2028 (e)(f)	3.70	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 12/29/2027 (e)(f)	3.70	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 4/1/2027 (e)(f)	3.70	4,000,000	3,999,850
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 4/2/2027 (e)(f)	3.69	2,000,000	2,000,480
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/12/2028 (e)(f)	3.70	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/20/2028 (e)(f)	3.70	1,000,000	1,000,064
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/5/2028 (e)(f)	3.70	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 10/8/2027 (e)(f)	3.70	10,000,000	10,001,976
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 11/16/2026 (e)(f)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 11/18/2027 (e)(f)	3.70	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 11/23/2027 (e)(f)	3.70	5,000,000	5,000,374
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/22/2026 (e)(f)	3.70	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/22/2027 (e)(f)	3.70	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/29/2027 (e)(f)	3.70	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 2/9/2028 (e)(f)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 3/11/2027 (e)(f)	3.70	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 3/11/2027 (e)(f)	3.70	2,000,000	1,999,703
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 4/9/2027 (e)(f)	3.70	15,000,000	14,996,607
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/12/2028 (e)(f)	3.71	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/18/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/21/2028 (e)(f)	3.71	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/3/2028 (e)(f)	3.71	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 12/29/2026 (e)(f)	3.71	3,000,000	2,999,916
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 2/23/2028 (e)(f)	3.71	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 2/25/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/13/2028 (e)(f)	3.71	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/16/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/24/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/25/2027 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/27/2028 (e)(f)	3.70 to 3.71	7,000,000	7,000,133
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/10/2028 (e)(f)	3.71	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/17/2028 (e)(f)	3.71	5,000,000	4,999,457
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/7/2028 (e)(f)	3.71	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/8/2027 (e)(f)	3.71	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 1/12/2027 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 1/19/2027 (e)(f)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 12/17/2027 (e)(f)	3.71	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/11/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/17/2028 (e)(f)	3.71	4,000,000	4,000,140
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/19/2027 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/2/2028 (e)(f)	3.71	7,000,000	7,000,138
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/9/2028 (e)(f)	3.71	6,000,000	6,000,284
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/17/2028 (e)(f)	3.71	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/20/2028 (e)(f)	3.71	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/27/2028 (e)(f)	3.71	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/9/2028 (e)(f)	3.71	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 4/14/2028 (e)(f)	3.71	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 4/6/2028 (e)(f)	3.71	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 5/12/2027 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 5/15/2028 (e)(f)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 7/28/2026 (e)(f)	3.71	2,000,000	2,000,034
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 12/10/2027 (e)(f)	3.71	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/12/2027 (e)(f)	3.71	6,000,000	6,002,010
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/2/2028 (e)(f)	3.71	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/25/2027 (e)(f)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/25/2028 (e)(f)	3.71	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/1/2028 (e)(f)	3.71	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/24/2027 (e)(f)	3.71	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/26/2028 (e)(f)	3.71	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/26/2028 (e)(f)	3.71	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 6/17/2027 (e)(f)	3.72	4,000,000	3,999,217
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 1/12/2027 (e)(f)	3.72	8,000,000	8,000,137
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 1/28/2028 (e)(f)	3.72	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 4/6/2027 (e)(f)	3.72	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 5/27/2027 (e)(f)	3.72	8,000,000	7,999,416
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/2/2028 (e)(f)	3.72	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/23/2027 (e)(f)	3.72	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/29/2027 (e)(f)	3.72	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 7/1/2026 (e)(f)	3.72	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 7/9/2027 (e)(f)	3.72	2,000,000	1,999,598
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 8/13/2027 (e)(f)	3.72	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 12/2/2027 (e)(f)	3.72	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 4/16/2027 (e)(f)	3.72	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 4/21/2027 (e)(f)	3.73	2,000,000	1,999,968
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 5/14/2027 (e)(f)	3.73	5,000,000	4,999,715
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 11/19/2027 (e)(f)	3.73	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 5/13/2027 (e)(f)	3.73	7,000,000	6,999,918
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 7/21/2027 (e)(f)	3.73	9,000,000	8,998,927
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 8/5/2027 (e)(f)	3.73	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 10/16/2026 (e)(f)	3.74	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/12/2027 (e)(f)	3.74	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/26/2027 (e)(f)	3.74	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/26/2027 (e)(f)	3.74	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 2/10/2027 (e)(f)	3.73	18,000,000	18,005,325
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 5/6/2027 (e)(f)	3.73 to 3.74	13,000,000	13,000,270
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 2/18/2027 (e)(f)	3.74	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 5/28/2027 (e)(f)	3.74	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 6/9/2027 (e)(f)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 7/10/2026 (e)(f)	3.74	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 7/15/2026 (e)(f)	3.74	37,000,000	37,000,037
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 7/23/2026 (e)(f)	3.74	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 10/6/2026 (e)(f)	3.75	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 11/3/2027 (e)(f)	3.75	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 3/23/2027 (e)(f)	3.75	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 4/29/2027 (e)(f)	3.74 to 3.75	27,000,000	27,002,595
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 7/21/2026 (e)(f)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 8/18/2027 (e)(f)	3.75	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 8/27/2026 (e)(f)	3.75	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 9/8/2026 (e)(f)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 1/27/2027 (e)(f)	3.75	10,000,000	10,000,819
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 10/15/2027 (e)(f)	3.75	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 10/22/2027 (e)(f)	3.75	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 11/10/2027 (e)(f)	3.75	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 2/3/2027 (e)(f)	3.75	5,000,000	5,000,320
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 4/23/2027 (e)(f)	3.75	9,000,000	9,001,634
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 5/5/2027 (e)(f)	3.75	15,000,000	15,000,050
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 7/2/2026 (e)(f)	3.75	14,000,000	14,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 7/29/2027 (e)(f)	3.75	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 8/12/2026 (e)(f)	3.75	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 8/28/2026 (e)(f)	3.75	44,000,000	44,001,594
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 9/10/2027 (e)(f)	3.75	12,000,000	12,008,949
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 1/8/2027 (e)(f)	3.76	7,000,000	6,999,984
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 10/1/2027 (e)(f)	3.76	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 10/15/2026 (e)(f)	3.75	7,000,000	7,001,349
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 11/18/2026 (e)(f)	3.75 to 3.76	19,000,000	19,003,804
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 11/23/2026 (e)(f)	3.76	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 12/18/2026 (e)(f)	3.75	6,000,000	6,000,491
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 2/10/2027 (e)(f)	3.76	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 8/19/2026 (e)(f)	3.76	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 9/15/2027 (e)(f)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 10/23/2026 (e)(f)	3.76	60,982,000	60,985,375
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 10/29/2027 (e)(f)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 10/9/2026 (e)(f)	3.76	101,000,000	101,004,734
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 11/25/2026 (e)(f)	3.76	8,000,000	8,000,520
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 11/4/2026 (e)(f)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 12/2/2026 (e)(f)	3.76	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 12/30/2026 (e)(f)	3.76	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 6/23/2028 (e)(f)	3.76	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 8/12/2027 (e)(f)	3.76	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 8/26/2026 (e)(f)	3.76	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/3/2026 (e)(f)	3.76	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (e)(f)	3.76	8,687,000	8,687,113
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/9/2026 (e)(f)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.765% 1/21/2027 (e)(f)	3.76	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.765% 1/8/2027 (e)(f)	3.76	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/1/2027 (e)(f)	3.77	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/14/2027 (e)(f)	3.77	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/22/2027 (e)(f)	3.77	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 9/10/2027 (e)(f)	3.77	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.775% 9/24/2027 (e)(f)	3.77	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 3.78% 1/3/2028 (e)(f)	3.78	4,000,000	4,004,045
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.805% 5/10/2027 (e)(f)	3.80	1,000,000	1,000,693
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.19%, 3.81% 3/27/2028 (e)(f)	3.80	5,000,000	5,008,844
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 3.85% 6/28/2027 (e)(f)	3.84	5,000,000	5,005,201
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.86% 1/28/2028 (e)(f)	3.85	2,000,000	2,005,062
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.86% 5/9/2028 (e)(f)	3.85	12,500,000	12,532,600
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.86% 7/19/2027 (e)(f)	3.85	3,000,000	3,003,427
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 11/12/2027 (e)(f)	3.86	2,000,000	2,004,821
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 12/13/2027 (e)(f)	3.86	7,000,000	7,017,851
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 12/3/2027 (e)(f)	3.86	6,000,000	6,014,978
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.875% 9/13/2027 (e)(f)	3.87	6,000,000	6,008,326
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.89% 11/24/2026 (e)(f)	3.88	6,000,000	6,004,861
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.9% 11/20/2026 (e)(f)	3.89	46,000,000	46,026,316
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.42%, 4.04% 10/25/2027 (e)(f)	4.02	2,000,000	2,009,280
Federal Farm Credit Banks Funding Corp* 4/6/2027 (e)(f)	3.68	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp* 7/1/2027 (e)(f)	3.73	3,000,000	3,000,000
Federal Home Loan Bank 3.615% 2/8/2027	3.62	61,000,000	61,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	110,000,000	110,000,001
Federal Home Loan Bank 3.62% 2/8/2027	3.62	24,000,000	24,000,000
Federal Home Loan Bank Discount Notes 0% 1/15/2027	3.74	22,000,000	21,558,350
Federal Home Loan Bank Discount Notes 0% 1/28/2027	3.71	17,000,000	16,641,300
Federal Home Loan Bank Discount Notes 0% 1/29/2027	3.71	28,000,000	27,406,400
Federal Home Loan Bank Discount Notes 0% 10/14/2026	3.67 to 3.75	35,000,000	34,627,440
Federal Home Loan Bank Discount Notes 0% 10/16/2026	3.67 to 3.69	37,000,000	36,602,807
Federal Home Loan Bank Discount Notes 0% 10/21/2026	3.68	57,000,000	56,359,796
Federal Home Loan Bank Discount Notes 0% 10/23/2026	3.67 to 3.68	47,000,000	46,462,724
Federal Home Loan Bank Discount Notes 0% 10/28/2026	3.68	7,000,000	6,916,376
Federal Home Loan Bank Discount Notes 0% 10/30/2026	3.69	4,000,000	3,951,264
Federal Home Loan Bank Discount Notes 0% 10/7/2026	3.70	15,000,000	14,851,571
Federal Home Loan Bank Discount Notes 0% 10/9/2026	3.68 to 3.73	18,000,000	17,816,792
Federal Home Loan Bank Discount Notes 0% 11/13/2026	3.70	7,000,000	6,904,713
Federal Home Loan Bank Discount Notes 0% 11/18/2026	3.70	20,000,000	19,717,628
Federal Home Loan Bank Discount Notes 0% 11/20/2026	3.71	49,000,000	48,295,503
Federal Home Loan Bank Discount Notes 0% 11/25/2026	3.74	6,000,000	5,910,085
Federal Home Loan Bank Discount Notes 0% 11/27/2026	3.69	5,000,000	4,925,086
Federal Home Loan Bank Discount Notes 0% 11/4/2026	3.69	6,000,000	5,923,875
Federal Home Loan Bank Discount Notes 0% 11/6/2026	3.69	8,000,000	7,897,031
Federal Home Loan Bank Discount Notes 0% 12/11/2026	3.71 to 3.79	16,000,000	15,733,223
Federal Home Loan Bank Discount Notes 0% 12/21/2026	3.71	53,000,000	52,075,459
Federal Home Loan Bank Discount Notes 0% 12/7/2026	3.70	22,000,000	21,649,228
Federal Home Loan Bank Discount Notes 0% 7/1/2026	3.67 to 3.69	15,000,000	15,000,000
Federal Home Loan Bank Discount Notes 0% 7/10/2026	3.64 to 3.65	29,000,000	28,973,725
Federal Home Loan Bank Discount Notes 0% 7/15/2026	3.62 to 3.67	40,000,000	39,943,498
Federal Home Loan Bank Discount Notes 0% 7/17/2026	3.60 to 3.67	45,000,000	44,927,522
Federal Home Loan Bank Discount Notes 0% 7/22/2026	3.60 to 3.70	74,000,000	73,845,682
Federal Home Loan Bank Discount Notes 0% 7/24/2026	3.62 to 3.69	93,000,000	92,784,800
Federal Home Loan Bank Discount Notes 0% 7/29/2026	3.62 to 3.69	25,000,000	24,929,828
Federal Home Loan Bank Discount Notes 0% 7/31/2026	3.62 to 3.69	50,000,000	49,848,679
Federal Home Loan Bank Discount Notes 0% 7/6/2026	3.59 to 3.69	25,000,000	24,987,475
Federal Home Loan Bank Discount Notes 0% 7/8/2026	3.56 to 3.69	47,000,000	46,967,086
Federal Home Loan Bank Discount Notes 0% 8/12/2026	3.63 to 3.68	19,000,000	18,919,816
Federal Home Loan Bank Discount Notes 0% 8/14/2026	3.60 to 3.70	27,000,000	26,881,176
Federal Home Loan Bank Discount Notes 0% 8/19/2026	3.58 to 3.72	32,000,000	31,842,438
Federal Home Loan Bank Discount Notes 0% 8/20/2026	3.59	13,000,000	12,936,083
Federal Home Loan Bank Discount Notes 0% 8/21/2026	3.60 to 3.72	48,000,000	47,752,636
Federal Home Loan Bank Discount Notes 0% 8/26/2026	3.61 to 3.68	60,000,000	59,664,866
Federal Home Loan Bank Discount Notes 0% 8/28/2026	3.61 to 3.67	86,000,000	85,497,809
Federal Home Loan Bank Discount Notes 0% 8/4/2026	3.65	16,000,000	15,945,071
Federal Home Loan Bank Discount Notes 0% 8/5/2026	3.66 to 3.69	21,000,000	20,925,654
Federal Home Loan Bank Discount Notes 0% 8/7/2026	3.66	10,000,000	9,962,794
Federal Home Loan Bank Discount Notes 0% 9/1/2026	3.71	23,000,000	22,855,419
Federal Home Loan Bank Discount Notes 0% 9/11/2026	3.67 to 3.69	26,000,000	25,809,740
Federal Home Loan Bank Discount Notes 0% 9/14/2026	3.57	23,000,000	22,832,531
Federal Home Loan Bank Discount Notes 0% 9/16/2026	3.66 to 3.71	22,000,000	21,827,862
Federal Home Loan Bank Discount Notes 0% 9/18/2026	3.67 to 3.73	56,000,000	55,549,612
Federal Home Loan Bank Discount Notes 0% 9/2/2026	3.61 to 3.68	17,000,000	16,892,179
Federal Home Loan Bank Discount Notes 0% 9/21/2026	3.56	23,000,000	22,817,163
Federal Home Loan Bank Discount Notes 0% 9/23/2026	3.69 to 3.78	44,000,000	43,622,677
Federal Home Loan Bank Discount Notes 0% 9/25/2026	3.69 to 3.78	57,000,000	56,499,683
Federal Home Loan Bank Discount Notes 0% 9/4/2026	3.61 to 3.68	10,000,000	9,934,278
Federal Home Loan Bank Discount Notes 0% 9/9/2026	3.62 to 3.69	24,000,000	23,829,877
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.625% 7/10/2026 (e)(f)	3.62 to 3.63	22,000,000	21,999,914
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.625% 7/13/2026 (e)(f)	3.62	43,000,000	43,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.625% 7/13/2026 (e)(f)	3.62	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.625% 8/20/2026 (e)(f)	3.62	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.625% 8/3/2026 (e)(f)	3.62	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.625% 8/3/2026 (e)(f)	3.62	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 7/17/2026 (e)(f)	3.63	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 7/20/2026 (e)(f)	3.63	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 7/23/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/10/2026 (e)(f)	3.63	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/11/2026 (e)(f)	3.63	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/14/2026 (e)(f)	3.63	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/17/2026 (e)(f)	3.63	31,000,000	31,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/17/2026 (e)(f)	3.63	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/18/2026 (e)(f)	3.63	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/25/2026 (e)(f)	3.63	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/28/2026 (e)(f)	3.63	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/6/2026 (e)(f)	3.63	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/2/2026 (e)(f)	3.63	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/25/2026 (e)(f)	3.63	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/4/2026 (e)(f)	3.63	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/4/2026 (e)(f)	3.63	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/9/2026 (e)(f)	3.63	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/22/2026 (e)(f)	3.63	28,000,000	28,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/23/2026 (e)(f)	3.63	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/23/2026 (e)(f)	3.63	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/5/2026 (e)(f)	3.63	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/5/2026 (e)(f)	3.63	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/6/2026 (e)(f)	3.63	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 7/15/2026 (e)(f)	3.63	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/17/2026 (e)(f)	3.63	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/18/2026 (e)(f)	3.63	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/24/2026 (e)(f)	3.63	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/11/2026 (e)(f)	3.63	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/18/2026 (e)(f)	3.63	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/21/2026 (e)(f)	3.63	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/28/2026 (e)(f)	3.63	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/30/2026 (e)(f)	3.63	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/29/2026 (e)(f)	3.64	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/7/2026 (e)(f)	3.64	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/9/2026 (e)(f)	3.64	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/2/2026 (e)(f)	3.64	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/4/2026 (e)(f)	3.64	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/5/2026 (e)(f)	3.64	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 7/30/2026 (e)(f)	3.64	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/14/2026 (e)(f)	3.64	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/15/2026 (e)(f)	3.64	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/22/2026 (e)(f)	3.64	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/29/2026 (e)(f)	3.64	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 10/19/2026 (e)(f)	3.65	28,000,000	28,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 10/20/2026 (e)(f)	3.65	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/12/2026 (e)(f)	3.65	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/16/2026 (e)(f)	3.65	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/18/2026 (e)(f)	3.65	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/3/2026 (e)(f)	3.65	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/2/2026 (e)(f)	3.65	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/3/2026 (e)(f)	3.65	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/4/2026 (e)(f)	3.65	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/7/2026 (e)(f)	3.65	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/8/2026 (e)(f)	3.65	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/24/2026 (e)(f)	3.65	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/24/2026 (e)(f)	3.65	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/4/2026 (e)(f)	3.65	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 11/19/2026 (e)(f)	3.65	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/1/2026 (e)(f)	3.65	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/1/2026 (e)(f)	3.65	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/10/2026 (e)(f)	3.65	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/21/2026 (e)(f)	3.65	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/22/2026 (e)(f)	3.65	63,000,000	63,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/22/2026 (e)(f)	3.65	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/22/2026 (e)(f)	3.65	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/7/2026 (e)(f)	3.65	40,000,000	40,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/8/2026 (e)(f)	3.65	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 7/21/2026 (e)(f)	3.65	47,000,000	47,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 7/23/2026 (e)(f)	3.65	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/22/2027 (e)(f)	3.66	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/25/2027 (e)(f)	3.66	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/5/2027 (e)(f)	3.66	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/5/2027 (e)(f)	3.66	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/7/2027 (e)(f)	3.66	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 11/30/2026 (e)(f)	3.66	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/15/2026 (e)(f)	3.66	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/17/2026 (e)(f)	3.66	20,000,000	20,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/21/2026 (e)(f)	3.66	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/21/2026 (e)(f)	3.66	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/23/2026 (e)(f)	3.66	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/24/2026 (e)(f)	3.66	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/24/2026 (e)(f)	3.66	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/28/2026 (e)(f)	3.66	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/28/2026 (e)(f)	3.66	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/29/2026 (e)(f)	3.66	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/29/2026 (e)(f)	3.66	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/9/2026 (e)(f)	3.66	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 2/9/2027 (e)(f)	3.66	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.66% 10/14/2026 (e)(f)	3.66	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.66% 3/5/2027 (e)(f)	3.66	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 4/6/2027 (e)(f)	3.67	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 5/27/2027 (e)(f)	3.67	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 5/20/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 7/12/2027 (e)(f)	3.67	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 7/8/2027 (e)(f)	3.67	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/26/2027 (e)(f)	3.67	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/27/2027 (e)(f)	3.67	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/28/2027 (e)(f)	3.67	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 6/1/2027 (e)(f)	3.67	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 6/4/2027 (e)(f)	3.67	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 7/9/2027 (e)(f)	3.67	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 2/12/2027 (e)(f)	3.68	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 2/5/2027 (e)(f)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 7/30/2027 (e)(f)	3.68	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 8/20/2027 (e)(f)	3.68	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 9/10/2027 (e)(f)	3.68	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 8/10/2026 (e)(f)	3.68	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 8/12/2026 (e)(f)	3.68	31,000,000	31,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 9/11/2026 (e)(f)	3.68	2,000,000	2,000,156
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 9/7/2027 (e)(f)	3.68	31,000,000	31,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 9/9/2027 (e)(f)	3.68	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 10/22/2027 (e)(f)	3.69	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 11/12/2027 (e)(f)	3.69	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 11/8/2027 (e)(f)	3.69	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 6/17/2027 (e)(f)	3.69	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 1/27/2028 (e)(f)	3.70	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 11/18/2026 (e)(f)	3.70	18,000,000	18,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 11/27/2026 (e)(f)	3.70	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 4/8/2027 (e)(f)	3.69	10,000,000	10,002,655
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 1/4/2028 (e)(f)	3.70	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 11/13/2026 (e)(f)	3.70	5,000,000	5,000,159
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/11/2026 (e)(f)	3.70	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/23/2027 (e)(f)	3.70	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/29/2027 (e)(f)	3.70	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/30/2027 (e)(f)	3.70	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/8/2026 (e)(f)	3.70	8,000,000	8,000,345
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 1/26/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 2/23/2028 (e)(f)	3.71	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/10/2028 (e)(f)	3.71	10,000,000	9,999,795
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/20/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/23/2028 (e)(f)	3.71	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/13/2028 (e)(f)	3.71	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/17/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/21/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/6/2027 (e)(f)	3.71	15,000,000	15,003,942
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/7/2027 (e)(f)	3.71	22,000,000	22,005,799
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/8/2027 (e)(f)	3.71	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/9/2027 (e)(f)	3.71	30,000,000	30,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 2/12/2027 (e)(f)	3.71	6,000,000	6,001,828
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 3/1/2027 (e)(f)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 2/12/2027 (e)(f)	3.71	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 2/25/2027 (e)(f)	3.71 to 3.72	14,000,000	14,003,603
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 4/14/2027 (e)(f)	3.72	4,000,000	3,999,632
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 12/17/2027 (e)(f)	3.72	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/10/2027 (e)(f)	3.72	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.725% 2/18/2027 (e)(f)	3.72	2,000,000	2,000,034
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 1/5/2028 (e)(f)	3.73	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 1/6/2028 (e)(f)	3.73	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 2/12/2027 (e)(f)	3.73	1,000,000	1,000,426
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 3/24/2028 (e)(f)	3.74	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 6/21/2027 (e)(f)	3.74	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 6/22/2027 (e)(f)	3.74	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 3.745% 2/5/2027 (e)(f)	3.74	4,000,000	4,001,957
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 2/5/2027 (e)(f)	3.75	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 4/16/2027 (e)(f)	3.75	5,215,000	5,215,922
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 4/23/2027 (e)(f)	3.75	4,000,000	4,000,645
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/10/2027 (e)(f)	3.75	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/7/2027 (e)(f)	3.75	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/8/2027 (e)(f)	3.75	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.755% 1/6/2027 (e)(f)	3.75	2,000,000	2,000,697
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 8/21/2026 (e)(f)	3.76	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 9/10/2026 (e)(f)	3.76	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (e)(f)	3.76	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 9/9/2026 (e)(f)	3.76	8,860,000	8,860,225
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.765% 9/25/2026 (e)(f)	3.76	50,000,000	50,000,000
Federal Home Loan Bank* 4/6/2027 (e)(f)	3.72	11,000,000	11,000,000
Freddie Mac Discount Notes 0% 9/21/2026	3.72	23,000,000	22,808,781
Freddie Mac U.S. SOFR Index + 0.08%, 3.7% 11/5/2026 (e)(f)	3.70	64,000,000	64,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 10/16/2026 (e)(f)	3.76	61,000,000	61,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 9/23/2026 (e)(f)	3.76	76,000,000	76,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (e)(f)	3.76	26,000,000	26,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $6,706,881,293)			6,706,881,293

U.S. Treasury Obligations - 41.3%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/21/2027	3.52	23,000,000	22,556,541
US Treasury Bills 0% 10/1/2026	3.67 to 3.78	551,000,000	545,852,467
US Treasury Bills 0% 10/13/2026	3.71	350,000,000	346,294,278
US Treasury Bills 0% 10/15/2026	3.68	200,000,000	197,874,111
US Treasury Bills 0% 10/20/2026	3.72	225,000,000	222,453,937
US Treasury Bills 0% 10/27/2026	3.81 to 3.82	105,000,000	103,702,721
US Treasury Bills 0% 10/29/2026	3.71	56,000,000	55,318,667
US Treasury Bills 0% 10/6/2026	3.69	98,000,000	97,036,197
US Treasury Bills 0% 10/8/2026	3.68	93,600,000	92,669,499
US Treasury Bills 0% 11/12/2026	3.69	58,000,000	57,218,482
US Treasury Bills 0% 11/19/2026	3.68	225,000,000	221,814,281
US Treasury Bills 0% 11/27/2026	3.70 to 3.72	225,000,000	221,602,427
US Treasury Bills 0% 12/10/2026	3.76	160,000,000	157,343,200
US Treasury Bills 0% 12/17/2026	3.75	100,000,000	98,272,444
US Treasury Bills 0% 12/24/2026	3.50 to 3.92	166,000,000	162,974,071
US Treasury Bills 0% 12/3/2026	3.73	225,000,000	221,449,531
US Treasury Bills 0% 2/18/2027	3.57	20,000,000	19,555,333
US Treasury Bills 0% 3/18/2027	3.68	10,000,000	9,743,611
US Treasury Bills 0% 4/15/2027	3.71	19,000,000	18,455,840
US Treasury Bills 0% 7/14/2026	3.64	178,000,000	177,768,600
US Treasury Bills 0% 7/16/2026	3.55 to 3.65	347,000,000	346,485,546
US Treasury Bills 0% 7/2/2026	3.54 to 3.65	408,400,000	408,359,450
US Treasury Bills 0% 7/21/2026	3.62 to 3.65	166,000,000	165,667,372
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	430,000,000	428,827,754
US Treasury Bills 0% 7/7/2026	3.64	40,000,000	39,976,000
US Treasury Bills 0% 7/9/2026	3.64 to 4.10	295,350,000	295,110,266
US Treasury Bills 0% 8/13/2026	3.64 to 3.69	242,000,000	240,955,559
US Treasury Bills 0% 8/18/2026	3.66 to 3.69	263,000,000	261,726,814
US Treasury Bills 0% 8/20/2026	3.56	237,000,000	235,847,917
US Treasury Bills 0% 8/6/2026	3.67 to 3.91	98,000,000	97,637,182
US Treasury Bills 0% 9/1/2026	3.69	39,000,000	38,755,222
US Treasury Bills 0% 9/10/2026	3.60 to 3.67	325,300,000	323,001,009
US Treasury Bills 0% 9/15/2026	3.66	150,000,000	148,855,250
US Treasury Bills 0% 9/17/2026	3.64 to 3.69	73,000,000	72,433,937
US Treasury Bills 0% 9/22/2026	3.63	164,000,000	162,642,581
US Treasury Bills 0% 9/29/2026	3.67 to 3.72	182,100,000	180,447,442
US Treasury Bills 0% 9/3/2026	3.60 to 3.66	436,800,000	434,016,955
US Treasury Bills 0% 9/8/2026	3.66	10,000,000	9,930,617
US Treasury Notes 0.625% 3/31/2027	3.61	10,000,000	9,782,698
US Treasury Notes 0.625% 7/31/2026	3.64 to 4.01	60,000,000	59,846,884
US Treasury Notes 0.75% 8/31/2026	3.72 to 3.97	39,000,000	38,800,817
US Treasury Notes 0.875% 9/30/2026	3.75 to 3.85	14,000,000	13,899,866
US Treasury Notes 1.125% 2/28/2027	3.61 to 3.74	10,000,000	9,835,114
US Treasury Notes 1.25% 11/30/2026	3.75	1,000,000	989,829
US Treasury Notes 1.25% 12/31/2026	3.64 to 3.75	25,000,000	24,697,937
US Treasury Notes 1.375% 8/31/2026	3.93	5,000,000	4,979,255
US Treasury Notes 1.5% 1/31/2027	3.56 to 3.77	54,000,000	53,356,979
US Treasury Notes 1.5% 8/15/2026	3.77 to 3.81	52,000,000	51,853,730
US Treasury Notes 1.625% 11/30/2026	3.75	4,000,000	3,965,414
US Treasury Notes 1.625% 9/30/2026	3.68 to 3.78	27,000,000	26,862,057
US Treasury Notes 1.875% 2/28/2027	3.57 to 3.78	128,000,000	126,488,851
US Treasury Notes 1.875% 7/31/2026	3.69 to 4.01	34,000,000	33,948,805
US Treasury Notes 2.25% 2/15/2027	3.59	17,000,000	16,861,455
US Treasury Notes 2.5% 3/31/2027	3.58 to 3.61	104,000,000	103,171,737
US Treasury Notes 2.75% 4/30/2027	3.79	10,000,000	9,916,318
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.103%, 3.8787% 4/30/2028 (e)(f)	3.88	132,600,000	132,630,073
US Treasury Notes 3.5% 9/30/2026	3.76	6,000,000	5,996,218
US Treasury Notes 3.75% 4/30/2027	3.79	10,000,000	9,997,024
US Treasury Notes 3.75% 6/30/2027	4.00 to 4.01	16,000,000	15,960,271
US Treasury Notes 3.75% 8/31/2026	3.60 to 3.96	106,000,000	106,018,938
US Treasury Notes 3.875% 3/31/2027	3.58 to 3.61	78,000,000	78,156,337
US Treasury Notes 4.125% 1/31/2027	3.57 to 3.78	160,000,000	160,470,973
US Treasury Notes 4.125% 10/31/2026	3.83	21,000,000	21,020,453
US Treasury Notes 4.125% 2/28/2027	3.58 to 3.84	124,000,000	124,326,050
US Treasury Notes 4.25% 11/30/2026	3.58 to 3.75	28,000,000	28,073,601
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.76	65,000,000	65,207,708
US Treasury Notes 4.375% 12/15/2026	3.57	6,000,000	6,021,645
US Treasury Notes 4.375% 7/31/2026	3.73 to 4.01	119,000,000	119,060,953
US Treasury Notes 4.375% 8/15/2026	3.77 to 3.79	29,000,000	29,020,870
US Treasury Notes 4.5% 7/15/2026	3.63 to 3.74	12,000,000	12,003,710
US Treasury Notes 4.625% 6/15/2027	3.88 to 3.90	30,000,000	30,204,190
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-5.27 to -3.60	133,373,760	133,633,581
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,607,693,452)			8,607,693,452

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $20,975,026,745)	20,975,026,745
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(115,397,090)
NET ASSETS - 100.0%	20,859,629,655

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BofA Securities, Inc.	3.63(c)	6/2026	9/2026	7,000,000	7,064,936	U.S. Treasuries (including strips)	0.50 - 5.25	8/2027 - 5/2056	7,160,183
BofA Securities, Inc.	3.62(c)	6/2026	8/2026	48,000,000	48,304,080	U.S. Treasuries (including strips)	0.00 - 4.00	11/2026 - 1/2033	49,107,960
Citigroup Global Capital Markets Inc	3.67(c)	6/2026	7/2026	42,000,000	42,119,887	U.S. Treasuries (including strips)	0.00	3/2027	42,962,421
Fixed Income Clearing Corp - Goldman	3.64	6/2026	7/2026	399,000,000	399,040,343	U.S. Treasuries (including strips)	3.88	4/2030	407,021,214
Fixed Income Clearing Corp - JP Morgan	3.66	6/2026	7/2026	141,000,000	141,014,335	U.S. Treasuries (including strips)	1.75	8/2041	143,834,682
Fixed Income Clearing Corp - JP Morgan	3.65	6/2026	7/2026	169,000,000	169,017,135	U.S. Treasuries (including strips)	1.00 - 4.63	10/2027 - 8/2048	172,397,481
Fixed Income Clearing Corp - Mizuho	3.65	6/2026	7/2026	109,000,000	109,011,051	U.S. Treasuries (including strips)	0.38 - 3.97	8/2027 - 11/2029	111,191,292
Fixed Income Clearing Corp - Natwest	3.65	6/2026	7/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	2.25	11/2027	1,020,198
Fixed Income Clearing Corp - Nomura	3.65	6/2026	7/2026	104,000,000	104,010,544	U.S. Treasuries (including strips)	1.25 - 4.63	7/2026 - 2/2035	106,090,782
Fixed Income Clearing Corp - Wells Fargo Bank	3.74	6/2026	8/2026	16,000,000	16,091,422	U.S. Treasuries (including strips)	1.13	2/2028	16,321,703
Fixed Income Clearing Corp - Wells Fargo Bank	3.70	6/2026	8/2026	17,000,000	17,101,339	U.S. Treasuries (including strips)	1.13	2/2028	17,341,803
Fixed Income Clearing Corp - Wells Fargo Bank	3.66	6/2026	7/2026	23,000,000	23,060,797	U.S. Treasuries (including strips)	1.13	2/2028	23,462,406
Fixed Income Clearing Corp - Wells Fargo Bank	3.68	6/2026	7/2026	46,000,000	46,070,533	U.S. Treasuries (including strips)	4.25	5/2033	46,924,819
Fixed Income Clearing Corp - Wells Fargo Bank	3.67	6/2026	7/2026	14,000,000	14,009,991	U.S. Treasuries (including strips)	4.00	1/2033	14,281,478
Fixed Income Clearing Corp - Wells Fargo Bank	3.66	6/2026	7/2026	69,000,000	69,049,105	U.S. Treasuries (including strips)	3.50	9/2029	70,387,195
Fixed Income Clearing Corp - Wells Fargo Bank	3.65	6/2026	7/2026	75,000,000	75,007,604	U.S. Treasuries (including strips)	3.88	10/2027	76,507,830
Goldman Sachs & Co LLC	3.62(c)	6/2026	7/2026	29,000,000	29,087,483	U.S. Treasuries (including strips)	3.50	2/2033	29,627,792
JP Morgan Securities, LLC	3.64(c)	6/2026	7/2026	141,000,000	141,427,700	U.S. Treasuries (including strips)	3.38 - 4.63	9/2027 - 11/2045	143,834,549
JP Morgan Securities, LLC	3.64(c)	6/2026	7/2026	212,000,000	212,664,502	U.S. Treasuries (including strips)	3.50	9/2027	216,349,702
JP Morgan Securities, LLC	3.64(c)	6/2026	7/2026	219,000,000	219,664,300	U.S. Treasuries (including strips)	0.38 - 3.38	7/2027 - 2/2028	223,561,002
JP Morgan Securities, LLC	3.64	6/2026	7/2026	1,189,000,000	1,189,120,221	U.S. Treasuries (including strips)	3.88 - 4.13	3/2032 - 8/2032	1,212,902,651
JP Morgan Securities, LLC	3.64	6/2026	7/2026	2,272,714,000	2,272,943,797	U.S. Treasuries (including strips)	4.38 - 4.88	10/2030 - 2/2046	2,318,402,701
NatWest Market Securities Inc	3.65	6/2026	7/2026	11,000,000	11,007,807	U.S. Treasuries (including strips)	2.25	11/2027	11,221,205
SMBC Nikko Securities America Inc	3.65	6/2026	7/2026	53,000,000	53,005,374	U.S. Treasuries (including strips)	0.75 - 4.63	8/2026 - 11/2034	54,065,509
Wells Fargo Bank NA	3.66	6/2026	7/2026	10,000,000	10,006,100	U.S. Treasuries (including strips)	4.00	1/2033	10,201,070
Total Repurchase Agreements				5,416,714,000	5,419,900,487				5,526,179,628

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$201,738,000 due 07/01/2026 at 3.65%
BofA Securities Inc	27,455,000
Wells Fargo Bank NA	76,601,000
Wells Fargo Securities LLC	97,682,000
201,738,000
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including repurchase agreements of $5,660,452,000) - See accompanying schedule: Unaffiliated issuers (cost $20,975,026,745)		$20,975,026,745
Cash		89,016,605
Receivable for investments sold		159,832,538
Receivable for fund shares sold		24,067,172
Interest receivable		40,612,051
Receivable from investment adviser for expense reductions		1,169,346
Total assets		21,289,724,457
Liabilities
Payable for investments purchased	$394,487,623
Payable for fund shares redeemed	31,089,297
Distributions payable	936,770
Accrued management fee	3,581,112
Total liabilities		430,094,802
Net Assets		$20,859,629,655
Net Assets consist of:
Paid in capital		$20,859,427,641
Total accumulated earnings (loss)		202,014
Net Assets		$20,859,629,655
Net Asset Value, offering price and redemption price per share ($20,859,629,655 ÷ 20,856,338,931 shares)		$1.00
Statement of Operations
Year ended June 30, 2026
Investment Income
Interest		$877,577,171
Expenses
Management fee	$45,135,495
Independent trustees' fees and expenses	450,384
Total expenses before reductions	45,585,879
Expense reductions	(14,460,533)
Total expenses after reductions		31,125,346
Net Investment income (loss)		846,451,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	36,388
Total net realized gain (loss)		36,388
Net increase in net assets resulting from operations		$846,488,213
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$846,451,825	$1,002,047,766
Net realized gain (loss)	36,388	184,856
Net increase in net assets resulting from operations	846,488,213	1,002,232,622
Distributions to shareholders	(846,372,263)	(1,002,104,799)

Share transactions
Proceeds from sales of shares	27,749,281,197	27,234,043,917
Reinvestment of distributions	829,531,698	983,383,658
Cost of shares redeemed	(29,526,642,560)	(27,013,557,267)

Net increase (decrease) in net assets and shares resulting from share transactions	(947,829,665)	1,203,870,308
Total increase (decrease) in net assets	(947,713,715)	1,203,998,131

Net Assets
Beginning of period	21,807,343,370	20,603,345,239
End of period	$20,859,629,655	$21,807,343,370

Other Information
Shares
Sold	27,749,281,197	27,234,043,917
Issued in reinvestment of distributions	829,531,698	983,383,658
Redeemed	(29,526,642,560)	(27,013,557,267)
Net increase (decrease)	(947,829,665)	1,203,870,308

Financial Highlights
Government Portfolio

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.046	.052	.037	.002
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.038	.046	.052	.037	.002
Distributions from net investment income	(.038)	(.046)	(.052)	(.037)	(.002)
Total distributions	(.038)	(.046)	(.052)	(.037)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.88%	4.66%	5.37%	3.75%	.16%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.22%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.08%
Expenses net of all reductions, if any	.14%	.14%	.14%	.14%	.08%
Net investment income (loss)	3.81%	4.55%	5.24%	3.80%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$20,859,630	$21,807,343	$20,603,345	$17,851,004	$13,666,605

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Government Portfolio (the Fund) is a fund of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. The Fund is authorized to issue an unlimited number of shares.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$20,975,026,745

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$148,395

The tax character of distributions paid was as follows:

	June 30, 2026	June 30, 2025
Ordinary Income	$846,372,263	$ 1,002,104,799

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services. Effective November 1, 2025, the Fund pays a monthly management fee that is based on a graduated series of annual rates ranging from .195% and .205% of average net assets. Prior to November 1, 2025, the Fund paid a monthly management fee that was based on an annual rate of .205% of average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period, the annualized management fee rates was .203% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate Distribution and Service plan. The Fund does not pay any fees for these services. The investment adviser pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by the Fund that is based on a graduated series of rates ranging from .06% to .065% of average net assets. For the period, the investment adviser paid FDC $14,340,427 on behalf of the Fund, all of which was paid to the Capital Management of the Carolinas LLC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through October 31, 2029. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense, are excluded from this reimbursement. This reimbursement reduced the Fund's expenses by $14,460,533.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of The North Carolina Capital Management Trust and Shareholders of Government Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $846,372,263 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.923759.116
NCX-ANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/James Wegmann
James Wegmann
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James Wegmann
James Wegmann
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026